Retirement Benefits (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) plan	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan expenses	$ 83	$ 63	$ 56
Funded amount	11	10
Employee deferred compensation plan	$ 64	65
United States
Defined Benefit Plan Disclosure [Line Items]
Number of frozen defined benefit plans | plan	2
Accumulated benefit obligation	$ 80	76
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Number of frozen defined benefit plans | plan	1
Germany
Defined Benefit Plan Disclosure [Line Items]
Number of frozen defined benefit plans | plan	1
Int’l
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,300	$ 2,000
Int’l | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated employer contributions in next fiscal year				$ 48